STOCKHOLDERS' EQUITY (Details)	Jan. 30, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
STOCKHOLDERS' EQUITY
Shares authorized		100,000,000	100,000,000
Par value of share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ratio of share per right	0.1
Public rights
STOCKHOLDERS' EQUITY
Warrants outstanding		800,000
Common stock, shares not subject to possible redemption
STOCKHOLDERS' EQUITY
Common stock, shares outstanding		2,295,800	2,295,800
Common stock, shares subject to possible redemption
STOCKHOLDERS' EQUITY
Common stock, shares subject to possible redemption		8,000,000	8,000,000
Rights [Member]
STOCKHOLDERS' EQUITY
Warrants outstanding		829,580
Public offering
STOCKHOLDERS' EQUITY
Ratio of share per right	0.1
Private placement
STOCKHOLDERS' EQUITY
Warrants outstanding	1,000,000
Exercise price of warrants | $ / shares	$ 15	$ 15
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years